Software, net	12 Months Ended
Mar. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Software, net

8. Software, net

	Estimated	As of March 31,
	Useful Life	2018	2019	2019
	(in years)	(INR)	(INR)	(US$)
Software licenses and related implementation costs	3 Years	75,053	122,178	1,767
Less: Accumulated amortization		35,251	58,463	846
Total		39,802	63,715	921

Aggregate amortization expense for software was INR 10,536, INR 11,684 and INR 23,212 (US$ 336) for the years ended March 31, 2017, 2018 and 2019, respectively.

Estimated amortization expense for the years ending March 31, 2020, 2021, and 2022 is INR 31,265, INR 22,394 and INR 9,950, respectively.